Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash		$ 19,477	$ 13,382
Cash equivalents	[1]	1,199	3,087
Cash and cash equivalents		$ 20,676	$ 16,469	$ 26,808	$ 17,021
Weighted average interest rate of cash on deposit		0.84%	1.04%

[1]	Comprised mainly of deposits in banks as at December 31, 2019 and 2020 carrying a weighted average interest rate of 1.04% and 0.84%, respectively.